Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
At cost:
Electronic equipment	647,271	651,779	102,278
Office equipment	5,841	2,290	359
Motor vehicles	7,071	7,264	1,140
Software	305,552	419,326	65,801
Leasehold improvements	96,211	87,718	13,766

	1,061,946	1,168,377	183,344
Less: Accumulated depreciation	(651,865)	(786,881)	(123,479)

	410,081	381,496	59,865